CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021		Jun. 30, 2020	Dec. 31, 2019
Operating activities
(Loss)/income for the period	$ (20,008)	$ 10,409	$ (31,795)		$ 4,119	$ (33,706)
Adjustments for:
Depreciation and amortization	609	150	1,068		232	286
Share-based payments expense	315	12	705		24	4,584
Net finance costs/(income) excluding bank charges						(327)
Net finance costs/(income) excluding bank charges	(697)	(854)	1,128		273
Income tax expense	370	209	554		389	7
Adjustments including (loss)/income	(19,411)	9,926	(28,340)		5,037
Adjustments to reconcile profit (loss)						(29,156)
Changes in working capital:
(Increase) in deferred platform commissions	(10,110)	(14,101)	(15,665)		(25,950)	(23,448)
Increase in deferred revenue	44,849	47,140	71,722		85,840	75,099
(Increase) in trade and other receivables	(18,299)	(2,323)	(31,602)		(14,677)	(20,443)
Increase/(decrease) in trade and other payables	(4,782)	(638)	14,721		(3,535)	13,103
Cash flows from (used in) operations	11,658	30,078	39,176		41,678	44,311
Income tax (paid)/received						(200)
Income tax (paid)/received	34		(30)
Interest paid		(7)			(7)
Net cash flows generated from/(used in) operating activities	(7,719)	39,997	10,806		46,708	14,955
Investing activities
Acquisition of intangible assets	(32)		(90)			(83)
Acquisition of property and equipment	(323)	(37)	(449)		(49)	(19)
Acquisition of subsidiary net of cash acquired	(23)		(1,240)
Proceeds from repayment of loans		179	8		179	95
Loans granted	(282)		(282)			(338)
Net cash flows (used in)/from investing activities	(660)	142	(2,053)		130	(345)
Financing activities
Payments of lease liabilities	(390)	(142)	(940)		(242)	(31)
Interest on lease	(26)	(25)	(50)		(27)
Proceeds from borrowings						6,500
Repayment of borrowings	(49)	(6)	(49)		(3,980)	(2,418)
Interest paid						(85)
Dividends paid and distributions to shareholders	(50,230)	(4,947)	(50,534)		(8,187)	(4,122)
Net cash flows used in financing activities	(50,695)	(5,108)	(51,573)		(12,436)	(156)
Net (decrease)/increase in cash and cash equivalents for the period	(59,074)	35,031	(42,820)		34,402	14,454
Cash and cash equivalents at the beginning of the period	99,912	17,105	84,557	[1]	17,565	3,073
Effect of changes in exchange rates on cash held	60	354	(839)		523	38
Cash and cash equivalents at the end of the period	$ 40,898	$ 52,490	$ 40,898		$ 52,490	$ 17,565

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).